CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Current Assets:
Cash and cash equivalents	$ 47,893	$ 41,823	$ 109,753
Trade accounts receivable, net	375,336	433,743	397,089
Other receivables	31,933	32,818	23,190
Income taxes receivable			4,265
Inventories	366,304	344,746	347,757
Deferred income taxes short-term	25,696	26,368	32,808
Prepaid expenses and other current assets	33,457	26,371	25,429
Total current assets	880,619	905,869	940,291
Fixed assets, net	232,955	238,313	238,107
Intangible assets, net	138,749	139,449	138,143
Goodwill	272,764	273,167	268,589
Other assets	43,759	47,789	55,814
Deferred income taxes long-term	114,391	113,653	123,279
Total assets	1,683,237	1,718,240	1,764,223
Current Liabilities:
Lines of credit		18,147	18,335
Accounts payable	185,570	203,572	203,023
Accrued liabilities	102,480	114,891	132,944
Current portion of long-term debt	44,834	18,647	4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616	358,930
Long-term debt, net of current portion	769,108	721,175	724,723
Other long-term liabilities	34,958	38,213	57,948
Total liabilities	1,137,401	1,116,004	1,141,601
Commitments and contingencies-Note 9
Equity:
Preferred stock
Common stock	1,705	1,691	1,681
Additional paid-in capital	560,303	545,306	531,633
Treasury stock	(6,778)	(6,778)	(6,778)
Accumulated deficit	(106,845)	(43,321)	(32,565)
Accumulated other comprehensive income	77,799	86,412	116,127
Total Quiksilver, Inc. stockholders' equity	526,184	583,310	610,098
Non-controlling interest	19,652	18,926	12,524
Total Equity	545,836	602,236	622,622
Total liabilities and equity	$ 1,683,237	$ 1,718,240	$ 1,764,223